CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Line Items]
Net income from continuing operations	$ 308,859	$ 134,767
Operating activities
Mine restoration provisions settled (Note 13)	(124)	(374)
Non-cash charges, net (Note 20)	187,720	277,626
Changes in non-cash working capital (Note 20)	(45,049)	12,390
Changes in long-term value added tax receivables	(1,968)	1,893
Cash provided by operating activities of continuing operations	449,438	426,302
Cash provided by operating activities of discontinued operations	42,535	24,565
Cash provided by operating activities	491,973	450,867
Financing activities
Revolving credit facility, drawdowns net of transaction costs (Note 12)	(5,574)	250,000
Repayment of revolving credit facility (Note 12)	(200,000)	(200,000)
Equipment loan facilities, drawdowns net of transaction costs (Note 12)	3,463	32,117
Repayment of equipment loan facilities (Note 12)	(24,140)	(27,670)
Repayment of convertible notes (Note 12)	0	(258,750)
Common shares issued for cash on exercise of stock options (Note 14)	72,932	22,805
Dividends paid (Note 14)	(10,268)	0
Interest and commitment fees paid	(22,373)	(36,842)
Principal payments on lease arrangements	(3,146)	0
Restricted cash movement	(2,593)	(621)
Other	0	(566)
Cash used by financing activities of continuing operations	(191,699)	(219,527)
Cash used by financing activities of discontinued operations	(364)	(982)
Cash used by financing activities	(192,063)	(220,509)
Investing activities
Cash proceeds from sale of Nicaraguan Group, net of transaction costs (Note 6)	51,530	0
Other	1,271	538
Cash used by investing activities of continuing operations	(208,359)	(221,322)
Cash used by investing activities of discontinued operations	(54,431)	(52,146)
Cash used by investing activities	(262,790)	(273,468)
Increase (decrease) in cash and cash equivalents	37,120	(43,110)
Effect of exchange rate changes on cash and cash equivalents	724	(1,606)
Cash and cash equivalents, beginning of year	102,752	147,468
Cash and cash equivalents, end of year	140,596	102,752
Fekola
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(14,487)	(14,246)
Masbate
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(3,971)	(4,941)
Otjikoto
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(2,455)	(1,744)
Gramalote
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(5,187)	(6,049)
Other
Investing activities
Expenditures on mining interests, prefeasibility and exploration and development	(41,147)	(48,555)
Mining property | Fekola
Investing activities
Expenditures on mining interests, development and sustaining capital	(132,847)	(68,520)
Mining property | Masbate
Investing activities
Expenditures on mining interests, development and sustaining capital	(25,894)	(47,905)
Mining property | Otjikoto
Investing activities
Expenditures on mining interests, development and sustaining capital	$ (56,085)	$ (50,831)